Stock-Based Compensation (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended March 31,
	2025	2024
Research and development	$147	$777
General and administrative	581	961
Restructuring and other charges	176	263
Total	$904	$2,001

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$1,655	$3,937
General and administrative	3,377	3,695
Restructuring and other charges	263	—
Total	$5,295	$7,632

Summary of Stock Option Activity
The following table summarizes stock option activity for the three months ended March 31, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2024	7,678,058	$5.02	6.25	$426
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(1,138,419)	8.06
Outstanding as of March 31, 2025	6,539,639	$4.49	6.78	$15
Vested or expected to vest as of March 31, 2025	6,539,639	$4.49	6.78	$15
Options exercisable as of March 31, 2025	4,414,297	$5.47	5.90	$15

The following table summarizes stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	7,088,261	$6.35	6.92	$94
Granted	2,377,173	1.48
Exercised	—	—
Cancelled or forfeited	(1,787,376)	5.57
Outstanding as of December 31, 2024	7,678,058	$5.02	6.25	$426
Vested or expected to vest as of December 31, 2024	7,678,058	$5.02	6.25	$426
Options exercisable as of December 31, 2024	4,851,096	$6.43	4.78	$77

Summary of Assumptions Used to Grant Date Fair Value Of Stock Options Granted	The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option pricing model and assumptions input into the model. The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

Three Months Ended March 31, 2024
Risk-free interest rate	4.17%
Expected dividend yield	0%
Expected option term (in years)	6.04
Expected stock price volatility	91.11%

The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option pricing model and assumptions input into the model. The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

	Year Ended December 31,
	2024	2023
Risk-free interest rate	4.18%	4.00%
Expected dividend yield	0%	0%
Expected option term (in years)	5.88	6.04
Expected stock price volatility	91.99%	87.00%